Share Capital and Reserves	12 Months Ended
Dec. 31, 2024
Share Capital and Reserves [Abstract]
Share capital and reserves

Note 13 - Share capital and reserves

A.	Composition of share capital

	December 31
	2024		2023
	Authorized	Issued and outstanding	Authorized	Issued and outstanding

Ordinary shares, par value NIS 0.01 each (1)	1,000,000,000	415,103,076	1,000,000,000	69,579,231

(1)	On February 17, 2025, the general meeting of shareholders of the Company approved to increase the authorized shares of the Company to 10,000,000,000 ordinary shares.

In June 2022, the Company completed an underwritten initial public offering in the United States (the “U.S. IPO”) on the Nasdaq under in which the Company issued and sold units consisting of American Depositary Shares (“ADS”), and warrants to purchase ADS. The ADSs and Warrants are traded on the Nasdaq under the symbols “SVRE” and “SVREW”, respectively.

On October 28, 2024, the Company effected the change in the ADS ratio from one (1) ADS representing five (5) Ordinary Shares, to one (1) ADS representing ninety (90) Ordinary Shares. Subsequent to the statement of financial position date, on February 21, 2025, the Company effected an additional change in the ADS ratio from one (1) ADS representing ninety (90) Ordinary Shares, to one (1) ADS representing one thousand two hundred (1,200) Ordinary Shares. This change in the ADS has the effect or a reverse stock split on the existing ADSs on the basis of one (1) new ADS for every thirteen and one third (13.33) old ADSs (the “Reverse Stock Split”) held by the Company’s holders. All per ADS amounts were adjusted to reflect the Reverse Stock Split.

B.	Rights attached to the ordinary shares

The ordinary shares of the Company grant the holders thereof the right to participate and vote in shareholders meetings, the right to receive a dividend, as declared, the right to participate in distributions of bonus shares and the right to participate in the distribution of the assets of the Company upon liquidation.

C.	Changes in the issued and outstanding share capital

	2024	2023	2022
Balance as of January 1	69,579,231	27,780,896	7,984,706

Issuance of ADSs and prefunded warrants through U.S. IPO (1)	-	-	15,750,885
Issuance of ADSs through private placement transaction (2)	-	-	4,045,305
Issuance of ADSs as commitment shares for receiving an equity line (3)	-	340,760	-
Issuance of ADSs resulted from partial exercise of Commitment Amount under equity line - SEPA (3)	17,375,000	21,530,865	-
Issuance of ADSs resulted from partial exercise of Commitment Amount under equity line - New SEPA(5)	240,390,000	-	-
Repayment of first promissory note through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line (3)	-	11,503,375	-
Repayment of third promissory note through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line - New SEPA(5)	74,793,290	-
Issuance of ADSs through public offering transaction as part of shelf prospectus (4)	12,555,555	8,333,335	-
Exercise of restricted share units into ordinary shares (6)	360,000	90,000	-
Issuance of ADSs to a supplier	50,000	-	-
Balance as of December 31	415,103,076	69,579,231	27,780,896
(1)	As noted in Note 1B above, on June 7, 2022, the Company completed the U.S. IPO under which the Company received gross proceeds of approximately $13 million (approximately NIS 43,441), before deducting underwriting discounts and offering expenses payable by the Company, for the issuance and sale of -

A.	2,941,918 Units at a public price of $4.13 per Unit, each consisting of (i) one ADS and (ii) one Warrant exercisable for one ADS over a limited period of 5-years from the issuance date at an original exercise price of $5.00 (the Warrants are subject to a cashless exercise mechanism upon under certain events). After taking into account the changes in the Company’s ADS ratio, as the date of this report, the number of Warrants exercisable for one ADS are 12,261 at an exercise price of $1,200.

B.	208,282 Pre-Funded Units at a price to the public of $4.129 per Pre-Funded Unit, each consisting of (i) one Pre-Funded Warrant exercisable for one ADS, which were exercisable immediately and may be exercised at any time until exercised in full, at an exercise price of $0.001 (the Pre-Funded Warrants are subject to a cashless exercise mechanism upon under certain events) and (ii) one Warrant exercisable for one ADS over a limited period of 5-years from the issuance date at an exercise price of $5.00 (the warrants are subject to a cashless exercise mechanism upon under certain events). It is noted that all of the Pre-Funded Warrants were fully paid at the Closing Date and 208,259 ADSs were issued in August 2022.

In connection with the U.S. IPO, the Company engaged a U.S. underwriter, which was granted as part of its compensation upon completion of the U.S. IPO the Representative’s Warrant were exercisable original for 157,510 ADSs at an exercise price of $5.16 per ADS at any time after December 2, 2022 through the close of business day on June 2, 2027. After taking into account the changes in the Company’s ADS ratio, as the date of this report, the number of Warrants exercisable for one ADS are 656 at an exercise price of $1,238. In addition, the Company granted to the underwriter the Over-Allotment Option to purchase up to an additional 469,654 ADSs at an exercise price of $4.129 or Pre-Funded Warrants and/or 469,654 Warrants exercisable for the same number of ADS at an exercise price of $0.001. In connection to offering closing, in June 2022, the underwriter partially exercised its Over-Allotment Option to purchase an additional 126,482 Warrants exercisable for the same number of ADSs for de minimis consideration. After taking into account the changes in the Company’s ADS ratio, as the date of this report, the number of Warrants exercisable for one ADS are 528. The remaining portion of Over-Allotment Option, consisting of up to 343,172 ADS and/or Pre-Funded Warrants and 343,172 Warrants, expired unexercised.

Upon satisfaction of customary closing conditions, the Closing Date of the U.S. IPO was June 7, 2022.

As the exercise price of the Warrants is determined in foreign currency and as the Warrants might be exercisable to variable number of shares due to cashless exercise mechanism, the Warrants are accounted for as a derivative financial liability.

Moreover, the Company received substantially all of the Pre-Funded Warrant proceeds upfront (without any conditions) as part of the Pre-Funded Warrant’s purchase price and in return the Company was obligated to issue fixed number of ADSs to holders. Thus, Pre-Funded Warrants were accounted for and classified as additional paid-in capital as part of the Company’s shareholders’ equity.

As the Representative’s Warrant were granted to the underwriter as compensation for its underwriting services rendered in respect to the U.S. IPO, they were accounted for under IFRS 2 “Share-based Payment” in total amount of NIS 5, NIS 588 and NIS 463, respectively. These expenses were estimated at fair value by using Black-Scholes-Merton pricing model in which the assumptions that have been used were as follows: expected dividend yield of 0%; risk-free interest rate of 2.16%-3.11%; expected volatility of 52.92%, exercise period and exercise price based upon the stated terms, ADS price of $2.76 which represents the quoted market price of the average 4 business days following the Closing Date. These expenses were included as part of the incremental and direct issuance costs incurred through the U.S. IPO.

Pursuant to the above, at the initial recognition date the gross proceeds received was allocated to identified components as follows:

Fair value at Closing Date

Derivative warrant liability (*)	3,947
Pre-funded warrant and ADSs	39,494
Total gross consideration	43,441

(*)	The fair value of the derivate warrant liability was determined and estimated at level 1 in the fair value hierarchy based on the price of the Warrants of $0.3508 which is an average quoted market trading price in the first four business days following the Closing Date.

The total incremental and direct issuance costs amounted to NIS 7,949 (of which NIS 6,893 were cash expense) were allocated to the Warrants (NIS 723) and the ADSs (including the Pre-Funded Warrants) (NIS 7,226), based on the relative value of such identified instruments at the Closing Date. The portion of issuance costs that was allocated to the Warrants was recognized immediately as finance expenses in profit or loss and the portion of issuance costs related to the ADSs (including the Pre-Funded Warrants) was deducted from additional paid-in capital.

The following tabular presentation reflects the reconciliation of the fair value of derivative warrant liability during the years ended December 31, 2024 and 2023:

	Year ended December 31,
	2024	2023

Opening balance	274	1,151
Recognition of fair value of warrants issued at effective date	-	-
Warrants issued as result of partially exercised of over-allotment option	-	-
Revaluation of derivative warrant liability exercisable for ADSs (see Note 16B below) (*)	(274)	(877)
Closing balance	-	274

(*)	Due to lack of trading activity of the Warrant, as of December 31, 2024, the management estimated the fair value of the Warrant by using Black-Scholes-Merton pricing model in which the assumptions that have been used were as follows: expected dividend yield of 0%; risk-free interest rate of 4.3%; expected volatility of 87.26%, exercise period and exercise price based on stated terms and ordinary share price of NIS 0.042 which represents the quoted market price.

As of December 31, 2024 and 2023, the measurement of the aforesaid derivative warrant liability was classified at level 3 in the fair value hierarchy.

(2)	On December 11, 2022, the Company entered into the PIPE Agreement with an accredited investor (the “PIPE Purchaser”), under which the Company sold to the PIPE Purchaser 4,045,305 Shares (represented by 3,372 ADSs) for total net proceeds of approximately $1.5 million (approximately NIS 5,141) (the “Proceeds”).

Following to completion of customary conditions, the closing date of the PIPE was December 12, 2022 (the “PIPE Closing Date”).

In connection with the PIPE and pursuant to the PIPE Agreement, the Company granted registration rights (the “Registration Rights”) to the PIPE Purchaser, under which the Company agreed to file a registration statement (the “Resale Registration Statement”) with the Securities and Exchange Commission (the “SEC”) as soon as reasonably practicable to register the resale of the ADSs, and to cause such Resale Registration Statement to be declared effective within 45-days of the PIPE Closing Date (the “Resale Effectiveness Date”). On January 17, 2023 the Company filed the Resale Registration Statement on Form F-1, which was declared effective by the SEC on January 24, 2023.

(3)	On June 5, 2023, the Company entered into the SEPA with Yorkville, under which the Company was granted the right, but not the obligation, to sell to Yorkville from time to time up to the Commitment Amount of the Company’s ADSs, during a limited period of 48-months following the execution of the SEPA, subject to the restrictions and satisfaction of the conditions in the SEPA. At the Company’s option, the ADSs would be purchased by Yorkville from time to time at a price equal to 95% of the lowest of the 3 daily Volume Weighted Average Price (“VWAPs”) of the Company’s ADSs for such trading day on the Nasdaq during regular trading hours as reported by Bloomberg L.P during a 3 consecutive trading day period commencing on the date that the Company, subject to certain limitations, delivers a notice to Yorkville that the Company is committing Yorkville to purchase such the Advance Shares. As consideration for Yorkville’s irrevocable commitment to purchase the Company’s ADSs up to the Commitment Amount, the Company issued 340,760 ordinary shares (represented by 284 ADSs) (the “Commitment Shares”) to Yorkville.

The Company incurred direct and incremental issuance costs amounted to $70 thousand (approximately NIS 260).

Pursuant to the SEPA, Yorkville shall not be obligated to purchase or acquire any ADSs under the SEPA which, when aggregated with all other ADSs or ordinary shares beneficially owned by Yorkville and its affiliates, would result in the beneficial ownership of Yorkville and its affiliates (on an aggregated basis) to exceed 4.99% of the then outstanding voting power or number of the Company’s ordinary shares.

Upon the execution of the SEPA, Yorkville, upon the Company’s request, advanced to the Company $2,000 thousand (approximately NIS 7,430 before issuance costs of NIS 260) of the Commitment Amount evidenced by the First Promissory Note. The First Promissory Note accrues interest at a rate of 8%, was issued with a 3% original issue discount and was required to be repaid in 10 monthly installments beginning on the 60th day following the execution date of the First Promissory Note either in cash or by issuance of Advance Shares. The First Promissory Note was fully repaid mostly through issuance of ADS.

Yorkville’s obligation to purchase the Company’s ADSs pursuant to the SEPA was subject to a number of conditions, including that a registration statement (the “YA Resale Registration Statement”) be filed with the SEC. On June 7, 2023, the Company filed YA Resale Registration Statement on Form F-1, which was declared effective by the SEC on June 16, 2023 (the “YA Resale Effective Date”).

In accordance with IFRS and based on the overall contractual framework between the parties and the fact that the SEPA and the First Promissory Note were executed on the same date, both agreements were accounted for as one transaction as an issuance of a package that includes (1) Company right to sell Advance Shares (the “Put Options”), (2) First Promissory Note and (3) Commitment Shares.

At the initial date, the SEPA essentially constituted a series of Put Options held by the Company under which the Company may (but not obliged to) sell to Yorkville ordinary shares at a sale price representing a discount at a rate of 5% of the share market price at the exercise date of such put option. At subsequent date, upon exercise of each of the Put Options, a financial liability will be recognized at fair value through profits and loss over a limited period until the determination of the exercise price based on the aforesaid VWAP mechanism.

At the initial date, the proceeds received by the Company were allocated to the First Promissory Note based on its fair value amount and the remaining amount was allocated to the Commitment Shares as a residual amount. At subsequent dates, the Company recognized a discount expense over the economic life of the First Promissory Note based on the effective interest rate method.

Pursuant to the above, at the initial date the net proceeds received were allocated to identified components as follows:

Fair value at Closing Date

Put Options (*)	-
First Promissory Note (**)	7,083
Commitment Shares	87
Total net consideration	7,170

(*)	Management by using the assistance of third-party appraiser has determined that the fair value of the Put Options is zero as the exercise price of the Put Options is out of money at any exercise date.

(**)	The fair value of the First Promissory Note was based on rating model using a discount rate of 17.51% which represented the Company’s applicable rate of risk, as determined by management using the assistance of third-party appraiser.

On December 11, 2023, the Company and Yorkville entered into a first amendment to the SEPA pursuant to which Yorkville, upon the Company’s request, agreed to advance to the Company $1,000 thousand (approximately NIS 3,708 before issuance costs) of the Commitment Amount, which is by the Second Promissory Note. The Second Promissory Note accrues interest at a rate of 8%, was issued with a 3% original issue discount and will be repaid in 5 equal monthly installments beginning on the 150th day following the execution date of the Second Promissory Note. The Second Promissory Note may be repaid with the proceeds of an Advance under the SEPA or repaid in cash.

Direct debt costs incurred amounted to $30 thousand (approximately NIS 111).

	Year ended December 31,
	2024	2023

Opening balance	7,139	-
Net amount received (allocated to the first and second Promissory Note)	-	10,680
Net amount received from the Third Promissory Note	6,903	-
Repayment of First Promissory Note in cash	-	(754)
Repayment of Promissory Notes and accrued interest through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	(12,581)	(3,313)
Recognition of discount, interest expenses related to the First, Second and Fourth Promissory Notes (see Note 16A below)	439	592
Recognition of interest and revaluation expenses related to the Third Promissory Note (see Note 16A below)	889	-
Net amount received from the Fourth Promissory Note	3,629	-
Expense (income) from exchange rate differentials	(82)	(66)
Closing balance	6,336	7,139

The following tabular presentation reflects the reconciliation of the carrying amount of the Promissory Notes during the period commencing the Closing Date through December 31, 2024:

During the period commencing the YA Effective Date through December 31, 2023, the Company sold 33,034,240 Shares to Yorkville out of the Commitment Amount under the SEPA for a total aggregate purchase price of $3,394 thousand (approximately NIS 12,572 of which NIS 9,259 were received in cash and 3,313 as partial repayment of the first Promissory Note). The difference between the fair value of the ADSs issued of $145 thousand (approximately NIS 531) to the above aggregate purchase price was recorded as finance expenses. See Note 16A below.

During the period commencing the January 1 2024 until the consummation of the New SEPA (see below), the Company sold 17,375,000 Shares to Yorkville out of the Commitment Amount under the SEPA for a total aggregate purchase price of $2,744 thousand (approximately NIS 10,028 of which NIS 6,307 were received in cash and NIS 3,721 as repayment of the first Promissory Note). The difference between the fair value of the ADSs issued of $190 thousand (approximately NIS 696) to the above aggregate purchase price received was recorded as finance expenses. See Note 16A below.

(4)	On December 13, 2023, the Company entered into the Purchase Agreement with Yorkville under which the Company sold to Yorkville through the Registered Direct Offering 8,333,335 ordinary shares represented by 6,945 ADSs for total gross proceeds of $1,000 thousand (approximately NIS 3,685), before deducting the offering expenses payable by the Company.

On June 25, 2024, the Company entered into a securities purchase agreement pursuant to which the Company agreed to sell and issue to two institutional investors through a registered direct offering 12,555,555 ordinary shares represented by 10,466 ADSs for total gross proceeds of $1,130 thousand (approximately NIS 4,222).

The ADSs were issued pursuant to a prospectus supplement, dated as of December 13, 2023, which was filed with the SEC, in connection with a takedown from the Company’s shelf registration statement on Form F-3, which became effective on September 27, 2023.

(5)	On July 16, 2024 (the “Effective Date”), the Company entered into a second Standby Equity Purchase Agreement (the “New SEPA”) with Yorkville. Upon the effectiveness of the New SEPA, the previous SEPA was terminated.

Pursuant to the New SEPA, subject to certain terms and conditions set forth in the agreement, the Company has the right, but not the obligation, to issue (each such issuance, an “Advance”) to Yorkville, and Yorkville has the obligation to subscribe for the Company’s ADSs”, each representing 5 ordinary shares of the Company (such number of shares was adjusted in October 2024 to 90 ordinary shares per ADS and in February 2025, to 1,200 ordinary shares per ADS), par value NIS 0.01 per share for an aggregate subscription amount of up to $15 million (the “Commitment Amount”), at any time from Effective Date until July 16, 2027, unless earlier terminated pursuant to the New SEPA (the “Commitment Period”), by delivering written notice to Yorkville (each, an “Advance Notice”). The Company will not have the right to require Yorkville to subscribe for any ADSs under the New SEPA if a balance remains outstanding under a Promissory Note without Yorkville’s consent, unless an Amortization Event (if the daily WVAP will be less than the Floor Price, as defined in the agreement or if Yorkville cannot use the registration statement to sell ADSs) has occurred and the proceeds of any Advance is applied towards repayment of a balance under a Promissory Note. During an Amortization Event, the Company will be required to make monthly payments under the Promissory Notes of $500 thousand of principal, or the outstanding principal if less than such amount, plus 10%, plus all accrued and unpaid interest on the principal amount, unless waived by Yorkville. During late 2024, the daily VWAP was below the Floor Price as defined in the Promissory Notes and thus it was determined that an Amortization Event has occurred. However, on December 6, 2024, Yorkville waived through January 31, 2025, any Amortization Event under the SEPA as a result of a Floor Price Event (subsequent to the balance sheet date such waiver was extended until April 21, 2025).

Under the New SEPA, Yorkville advanced to the Company the principal amount of $3,000 thousand (the “Pre-Paid Advance” or the “Third Promissory Note”), which shall be evidenced by convertible three notes, which are convertible into Company’s ADSs. The Pre-Paid Advance was subject to a discount in the amount equal to 3% of the principal amount of the Pre-Paid Advance netted from the purchase price due and structured as an original issue discount (the “Original Issue Discount”) and in addition, the company was required to pay Structuring and Due Diligence Fee of $15 (the “Fee”). The first Pre-Paid Advance in a principal amount of $1,000 thousand was advanced on July 17, 2024, the second Pre-Paid Advance in a principal amount of $1,000 thousand was subject to filing of F-1 Registration Statement, the second Pre-Paid Advance in a principal amount of $1,000 thousand and was advanced on July 26, 2024. The third Pre-Paid Advance in a principal amount of $1,000 thousand was subject to the effectiveness of the F-1 Registration Statement, which effectiveness was declared on August 6, 2024. Following the effectiveness, Yorkville and the Company intend to utilize the New SEPA as the ongoing funding mechanism in lieu of previous SEPA.

Due to the 3% discount of the Promissory Notes and the Fee, the net amount received for the Promissory Notes amounted to $2,895 thousand (NIS 10,763) of which, $1,049 thousand was received as a settlement of the entire balance of the Second Promissory Note (plus accrued and unpaid interest thereon) and the remaining amount of $1,846 (approx. NIS 6,903) thousand was received in cash.

Principal, interest and any other payments due under the Third Promissory Notes shall be paid in cash on January 16, 2026 (the “Maturity Date”), unless converted by Yorkville or redeemed by the Company. Except as specifically permitted by the terms of the Promissory Notes, the Company may not prepay or redeem any portion of the outstanding principal and accrued and unpaid interest thereunder. Subject to the terms set forth in the Promissory Notes, at any time on or after the issuance date, Yorkville shall be entitled to convert any portion of the outstanding principal of the Promissory Notes plus accrued and unpaid interest on such outstanding principal (such amount, the “Conversion Amount”) into ADSs at the Conversion Price (as defined in the agreement). The number of Conversion Shares issuable upon conversion of the Conversion Amount will be determined by dividing (x) such Conversion Amount by (y) the Conversion Price. The “Conversion Price” means, as of any conversion date or other date of determination and subject to adjustments set forth in the Promissory Notes, the lower of (i) $126.78 per ADS, or (ii) 95% of the lowest daily VWAP during the 5 consecutive trading days immediately preceding the Conversion Date or other date of determination, but not lower than $20.83 per ADS. The Conversion Price will be adjusted from time to time pursuant to the terms and conditions of the Promissory Notes.

As the Promissory Notes entitle Yorkville to require settlement with variable number of ADS through the conversion mechanism described above, it was determined that the embedded conversion option is not eligible to equity classification, and thus the company elected to designate the entire liability amount at fair value thorough profit or loss measurement category.

During the period commencing on the Effective Date of the New SEPA through December 31, 2024, the Company sold 74,793,290 ordinary shares represented by 62,328 ADSs to Yorkville at fair value of $2,382 thousand (approximately NIS 8,860 thousand) as a partial repayment of the Promissory Notes in the amount of 2,250 thousand (approximately NIS 8,373 thousand). Thus, as of December 31, 2024 the remaining outstanding balance of the Promissory Notes was 750 thousand (approximately NIS 2,735 thousand).

In addition, during the period commencing on the Effective Date of the New SEPA through December 31, 2024, the Company sold 240,390,000 ordinary shares represented by 200,325 ADSs to Yorkville for a total purchase price of $2,734 thousand (approximately NIS 9,970 thousand) out of the Commitment Amount under SEPA. The difference between the fair value of the ADSs issued of $171 thousand (approximately NIS 622) to the above aggregate purchase price received was recorded as finance expenses. See Note 16A below.

On November 11, 2024, the Company issued to Yorkville, an unsecured non-convertible promissory note (the “Fourth Promissory Note”) in the original principal amount of $1,000 thousand (the “Principal Amount”) (approx. NIS 3,629). The Fourth Promissory Note will mature on November 11, 2025, bears an interest at a rate of 8%, and was issued with a 3% original issue discount. Pursuant to the terms of the Fourth Note, it will be repaid in 10 equal monthly installments beginning on the 90th day from the date of the issuance. The outstanding Principal Amount and the accrued interest may be repaid in cash or with the proceeds of an Advance under the New SEPA. Accordingly, the Fourth Promissory is accounted for similarly to the First and Second Promissory Notes (i.e. at amortized cost). As of December 31, 2024 the remaining outstanding balance of the Fourth Promissory Note was $987 thousand (approximately NIS 3,601 thousand).

(6)	In December 2024 and December 2023, 360,000 and 90,000 RSUs granted to the Company’s CEO have been exercised into the same number of ordinary shares of the Company, respectively.